STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity during the three months ended March 31, 2025, is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2024	59,182	$571.50
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2025	59,182	$571.50	2.5	$-

Exercisable, March 31, 2025	59,182	$571.50	2.5	$-

A summary of the warrant activity during the year ended December 31, 2024 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2024	-	$-
Granted	59,182	571.50
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2024	59,182	$571.50	2.8	$-

Exercisable, December 31, 2024	59,182	$571.50	2.8	$-

SCHEDULE OF INFORMATION RELATED TO STOCK WARRANTS

The following table presents information related to stock warrants at March 31, 2025:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$500.00	31,000	1.4	31,000
$650.00	28,182	3.9	28,182
	59,182		59,182

The following table presents information related to stock warrants at December 31, 2024:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$500.00	31,000	1.6	31,000
$650.00	28,182	4.1	28,182
	59,182		59,182

SCHEDULE OF COMMON STOCK

Upon the closing of the Business Combination, the ownership of TruGolf’s common stock was as follows:

	Accrual Redemptions
	Number of
	Shares Owned	% Ownership
TruGolf Nevada shareholders - Series A	115,005	43.4%
TruGolf Nevada shareholders - Series B	34,337	13.0%
Private Placement Investors(1)	11,429	4.3%
DMAQ Public stockholders(2)	29,202	11.0%
DMAQ Directors and officers	5,600	2.1%
DMAQ Sponsor(3)	63,250	23.9%
I-Bankers(4)	6,279	2.4%

Total	265,102	100%

(1)	DMAQ’s Insiders had an aggregate of 406,500 units, which contain 406,500 Private Placement Shares and 406,500 Private Rights. I-Bankers had an aggregate of 113,000 units, which contain 113,000 Private Placement Shares and 113,000 Private Rights. Each holder of a Private Right received one-tenth of one share of DMAQ Class A common stock upon consummation of the initial business combination. Private placement shares were the shares of DMAQ Class A common stock. The 519,500 shares of DMAQ Class A common stock and 519,500 Private Rights were exchanged for a total of 11,429 shares of New TruGolf Class A Common Stock upon the closing of the Business Combination.

(2)	Prior to and in connection with the approval of the Business Combination, holders of 378,744 DMAQ Class A Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO. In addition, in connection with the January 26, 2024, meeting to amend certain provisions of DMA’s corporate documents allowing DMAQ to extend its existence, an additional 19 shares were redeemed, resulting in actual redemptions of 7,594 shares out of the total 11,495 shares of DMAQ common stock subject to redemption. Upon the closing of the Business Combination, 25,300 shares of New TruGolf Class A common stock were issued upon the conversion of 12,650,000 Public Rights.

(3)	In connection with the Business Combination, 3,162,500 shares of DMAQ Class A common stock held by the Sponsor and its affiliates were converted into 63,250 shares of New TruGolf Class A common stock.

(4)	Reflects the payment of the transaction fee pursuant to the BCMA Amendment due at Closing, which was paid to I-Bankers equal to (i) $2,000,000 in cash and (ii) 4,255 New TruGolf Class A Common Shares, and an aggregate of 2,024 Representative Shares issued in connection with the IPO were exchanged to New TruGolf Class A common stock upon the Closing.

Series A Warrants [Member]
Class of Stock [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS

In applying the Black-Scholes option pricing model to the Series A Warrants granted or issued, the Company used the following assumptions:

For the Three Months Ended March 31,
2024
Risk free interest rate	4.03%
Expected term (years)	5.00
Expected volatility	53.12%
Expected dividends	0.00%

In applying the Black-Scholes option pricing model to Series A Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.03%
Expected term (years)	5.00
Expected volatility	53.12%
Expected dividends	0.00%

Series B Warrants [Member]
Class of Stock [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS

In applying the Black-Scholes option pricing model to the Series B Warrants granted or issued, the Company used the following assumptions:

For the Three Months Ended March 31,
2024
Risk free interest rate	4.14%
Expected term (years)	2.50
Expected volatility	49.40%
Expected dividends	0.00%

In applying the Black-Scholes option pricing model to Series B Warrants granted or issued, the Company used the following assumptions:

December 31, 2024
Risk free interest rate	4.14%
Expected term (years)	2.50
Expected volatility	49.40%
Expected dividends	0.00%